SCHEDULE OF RECONCILIATION OF THE STATUTORY FEDERAL INCOME TAX RATE (Details)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Tax at federal statutory rate	21.00%
U.S. income taxes subject to valuation allowance	(16.80%)
State and local income taxes	0.00%
Losses attributable to noncontrolling interests	(4.20%)
Total income tax provision (benefit)	0.00%